Earnings Per Common Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Numerator - Basic
Income from continuing operations									$ 549,955	$ 320,462	$ 102,659
Noncontrolling interests' share in continuing operations									(15,603)	(13,686)	(14,461)
Income from continuing operations applicable to HCP, Inc.									534,352	306,776	88,198
Preferred stock dividends									(21,130)	(21,130)	(21,130)
Participating securities' share in continuing operations									(2,459)	(2,081)	(1,491)
Income from continuing operations applicable to common shares									510,763	283,565	65,577
Discontinued operations	3,522	340	336	341	16,422	5,078	1,227	1,206	4,539	23,933	43,492
Net income applicable to common shares	$ 70,787	$ 175,471	$ 234,252	$ 73,984	$ 145,526	$ 26,173	$ 88,595	$ 84,101	$ 515,302	$ 307,498	$ 109,069
Denominator
Basic weighted-average common shares									398,446,000	305,574,000	274,216,000
Dilutive stock options and restricted stock									1,772,000	1,326,000	415,000
Diluted weighted-average common shares									400,218,000	306,900,000	274,631,000
Basic earnings per common share
Income from continuing operations (in dollars per share)									$ 1.28	$ 0.93	$ 0.24
Discontinued operations (in dollars per share)									$ 0.01	$ 0.08	$ 0.16
Net income applicable to common shares (in dollars per share)	$ 0.15	$ 0.41	$ 0.55	$ 0.17	$ 0.42	$ 0.05	$ 0.27	$ 0.26	$ 1.29	$ 1.01	$ 0.40
Diluted earnings per common share
Income from continuing operations (in dollars per share)									$ 1.28	$ 0.92	$ 0.24
Discontinued operations (in dollars per share)									$ 0.01	$ 0.08	$ 0.16
Net income applicable to common shares (in dollars per share)	$ 0.15	$ 0.41	$ 0.55	$ 0.17	$ 0.42	$ 0.05	$ 0.27	$ 0.25	$ 1.29	$ 1.00	$ 0.40
DownREIT LLCs, non-managing member units outstanding (in units)	4,200,000								4,200,000
Common stock options
Diluted earnings per common share
Shares of anti-dilutive securities excluded from earnings per share calculation (in shares)									1,100,000	1,900,000	4,600,000
Down REIT
Diluted earnings per common share
Shares of anti-dilutive securities excluded from earnings per share calculation (in shares)									5,900,000	6,000,000	5,900,000
DownREIT LLCs, non-managing member units outstanding (in units)	4,200,000				4,200,000				4,200,000	4,200,000	4,300,000